Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

7.

Income Taxes

The Company has non-capital losses carried forward of $2,196,053 available to offset taxable income in future years which expires beginning in fiscal 2015.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 25.00% (2011 – 26.50%; 2010 - 28.50%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2012 $	2011 $	2010 $

Income tax expense (recovery) at statutory rate	51,536	(33,122)	(22,862)

Permanent differences	4,641	–	–
Changes in enacted tax rates	–	1,875	(5,885)
Expiry of non-capital loss	–	–	70,784
Change in valuation allowance	(56,177)	31,247	(42,037)

Provision for income taxes	–	–	–

The significant components of deferred income tax assets and liabilities at December 31, 2012 and 2011, are as follows:

	2012 $	2011 $

Non-capital losses carried forward	549,013	605,190

Valuation allowance	(549,013)	(605,190)

Net deferred income tax asset	–	–